Redeemable non-controlling interest (Details Narrative) - shares	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Oct. 01, 2021
Shares Issued		2,120,240
Business acquisition percentage of remaining equity interests acquirable			90.50%
Varda Inc [Member]
Business acquisition, voting interests acquired percentage			9.50%
Business acquisition percentage of remaining equity interests acquirable	90.50%
Calma [Member]
Shares Issued	1,762,425
Business acquisition, voting interests acquired percentage			85.00%
Costal Holdings [Member]
Business acquisition shares issuable to redeem non-controlling interests	24,350,000
Costal Holdings [Member] | Unit Purchase Agreement [Member]
Business acquisition, voting interests acquired percentage	100.00%